SUPPLEMENT DATED DECEMBER 28, 2006 TO

STATEMENT OF ADDITIONAL INFORMATION

This Supplement amends the Statement of Additional Information of each of the Funds referenced below and is in addition to any existing supplement to a Fund’s Statement of Additional Information. Defined terms used in this Supplement and not otherwise defined in this Supplement shall have the meanings given to them in the Fund’s Statement of Additional Information.

TARGET ASSET ALLOCATION FUNDS

Target Conservative Allocation Fund

Target Moderate Allocation Fund

Target Growth Allocation Fund

THE TARGET PORTFOLIO TRUST

Large Capitalization Value Portfolio

Large Capitalization Growth Portfolio

International Equity Portfolio

Small Capitalization Value Portfolio

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS

Strategic Partners Large-Cap Value Fund

A. Effective on or about January 1, 2007, the information relating to J.P. Morgan Investment Management, Inc. (J.P. Morgan) and the funds referenced below in the tables entitled “Subadvisors & Subadvisory Fee Rates” appearing in the section of the Statement of Additional Information entitled “Management & Advisory Arrangements—Subadvisers” and any accompanying footnotes are hereby deleted and replaced with the following information.

Fund Name	Subadvisor	Subadvisory Fee
Large Capitalization Value Portfolio of The Target Portfolio Trust	J.P. Morgan	0.30% of combined average daily net assets up to $300 million and 0.25% of combined average daily net assets over $300 million*

Target Conservative Allocation Fund of Target Asset Allocation Funds (formerly Strategic Partners Conservative Allocation Fund of Strategic Partners Asset Allocation Funds)	J.P. Morgan	0.30% of combined average daily net assets up to $300 million and 0.25% of combined average daily net assets over $300 million**

Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds)	J.P. Morgan	0.30% of combined average daily net assets up to $300 million and 0.25% of combined average daily net assets over $300 million***

Target Growth Allocation Fund of Target Asset Allocation Funds (formerly Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds)	J.P. Morgan	0.30% of combined average daily net assets up to $300 million and 0.25% of combined average daily net assets over $300 million****

Strategic Partners Large-Cap Value Fund of Strategic Partners Style Specific Funds	J.P. Morgan	0.30% of combined average daily net assets up to $300 million and 0.25% of combined average daily net assets over $300 million*****

* For purposes of calculating the subadvisory fee payable to J.P. Morgan, the assets managed by J.P. Morgan in the Large Capitalization Value Portfolio of The Target Portfolio Trust will be aggregated with the assets managed by J.P. Morgan in: (i) AST Large-Cap Value Portfolio of American Skandia Trust; (ii) the SP Large Cap Value Portfolio of The Prudential Series Fund; (iii) the Target Conservative Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Conservative Allocation Fund of Strategic Partners Asset Allocation Funds); (iv) the Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds); (v) the Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds); (vi) the Strategic Partners Large-Cap Value Fund of Strategic Partners Style Specific Funds; and (vii) and any other portfolio subadvised by J.P. Morgan on behalf of PI or one of its affiliates pursuant to substantially the same investment strategy.

** For purposes of calculating the subadvisory fee payable to J.P. Morgan, the assets managed by J.P. Morgan in the Target Conservative Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Conservative Allocation Fund of Strategic Partners Asset Allocation Funds) will be aggregated with the assets managed by J.P. Morgan in: (i) AST Large-Cap Value Portfolio of American Skandia Trust; (ii) the SP Large Cap Value Portfolio of The Prudential Series Fund; (iii) Large Capitalization Value Portfolio of The Target Portfolio Trust; (iv) the Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds); (v) the Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds); (vi) the Strategic Partners Large-Cap Value Fund of Strategic Partners Style Specific Funds; and (vii) and any other portfolio subadvised by J.P. Morgan on behalf of PI or one of its affiliates pursuant to substantially the same investment strategy.

*** For purposes of calculating the subadvisory fee payable to J.P. Morgan, the assets managed by J.P. Morgan in the Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds) will be aggregated with the assets managed by J.P. Morgan in: (i) AST Large-Cap Value Portfolio of American Skandia Trust; (ii) the SP Large Cap Value Portfolio of The Prudential Series Fund; (iii) Large Capitalization Value Portfolio of The Target Portfolio Trust; (iv) the Target Conservative Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Conservative Allocation Fund of Strategic Partners Asset Allocation Funds); (v) the Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds); (vi) the Strategic Partners Large-Cap Value Fund of Strategic Partners Style Specific Funds; and (vii) and any other portfolio subadvised by J.P. Morgan on behalf of PI or one of its affiliates pursuant to substantially the same investment strategy.

**** For purposes of calculating the subadvisory fee payable to J.P. Morgan, the assets managed by J.P. Morgan in the Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds) will be aggregated with the assets managed by J.P. Morgan in: (i) AST Large-Cap Value Portfolio of American Skandia Trust; (ii) the SP Large Cap Value Portfolio of The Prudential Series Fund; (iii) Large Capitalization Value Portfolio of The Target Portfolio Trust; (iv) the Target Conservative Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Conservative Allocation Fund of Strategic Partners Asset Allocation Funds); (v) the Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds); (vi) the Strategic Partners Large-Cap Value Fund of Strategic Partners Style Specific Funds; and (vii) and any other portfolio subadvised by J.P. Morgan on behalf of PI or one of its affiliates pursuant to substantially the same investment strategy.

***** For purposes of calculating the subadvisory fee payable to J.P. Morgan, the assets managed by J.P. Morgan in the Strategic Partners Large-Cap Value Fund of Strategic Partners Style Specific Funds will be aggregated with the assets managed by J.P. Morgan in: (i) AST Large-Cap Value Portfolio of American Skandia Trust; (ii) the SP Large Cap Value Portfolio of The Prudential Series Fund; (iii) Large Capitalization Value Portfolio of The Target Portfolio Trust; (iv) the Target Conservative Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Conservative Allocation Fund of Strategic Partners Asset Allocation Funds); (v) the Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds); (vi) the Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds); and (vii) and any other portfolio subadvised by J.P. Morgan on behalf of PI or one of its affiliates pursuant to substantially the same investment strategy.

B. Effective on or about January 1, 2007, the information relating to LSV Asset Management (LSV) and the funds referenced below in the tables entitled “Subadvisors & Subadvisory Fee Rates” appearing in the section of the Statement of Additional Information entitled “Management & Advisory Arrangements—Subadvisers” and any accompanying footnotes are hereby deleted and replaced with the following information.

Fund Name	Subadvisor	Subadvisory Fee
International Equity Portfolio of The Target Portfolio Trust	LSV

0.45% of average daily net assets to $150 million; 0.425% of average daily net assets from $150 million to $300 million; 0.40%of average daily net assets from $300 million to $450 million; 0.375% of average daily net assets from $450 million to $750 million; and 0.35% of average daily net assets over $750 million*

Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds)	LSV

0.45% of average daily net assets to $150 million; 0.425% of average daily net assets from $150 million to $300 million; 0.40%of average daily net assets from $300 million to $450 million; 0.375% of average daily net assets from $450 million to $750 million; and 0.35% of average daily net assets over $750 million**

Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds)	LSV

0.45% of average daily net assets to $150 million; 0.425% of average daily net assets from $150 million to $300 million; 0.40%of average daily net assets from $300 million to $450 million; 0.375% of average daily net assets from $450 million to $750 million; and 0.35% of average daily net assets over $750 million***

* For purposes of calculating the subadvisory fee payable to LSV, the assets managed by LSV in the International Equity Portfolio of The Target Portfolio Trust will be aggregated with the assets managed by LSV in: (i) the AST International Value Portfolio of American Skandia Trust (formerly AST LSV International Value Portfolio); (ii) the AST Advanced Strategies Portfolio of American Skandia Trust; (iii) the SP International Value Portfolio of The Prudential Series Fund (formerly SP LSV International Value Portfolio); (iv) the Global Portfolio of The Prudential Series Fund; (v) the Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds); (vi) the Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds); and (vii) and any other portfolio subadvised by LSV on behalf of PI or one of its affiliates pursuant to substantially the same investment strategy.

** For purposes of calculating the subadvisory fee payable to LSV, the assets managed by LSV in the Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds) will be aggregated with the assets managed by LSV in: (i) the AST International Value Portfolio of American Skandia Trust (formerly AST LSV International Value Portfolio); (ii) the AST Advanced Strategies Portfolio of American Skandia Trust; (iii) the SP International Value Portfolio of The Prudential Series Fund (formerly SP LSV International Value Portfolio); (iv) the Global Portfolio of The Prudential Series Fund; (v) the International Equity Portfolio of The Target Portfolio Trust; (vi) the Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds); and (vii) any other portfolio subadvised by LSV on behalf of PI or one of its affiliates pursuant to substantially the same investment strategy.

*** For purposes of calculating the subadvisory fee payable to LSV, the assets managed by LSV in the Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds) will be aggregated with the assets managed by LSV in: (i) the AST International Value Portfolio of American Skandia Trust (formerly AST LSV International Value Portfolio); (ii) the AST Advanced Strategies Portfolio of American Skandia Trust; (iii) the SP International Value Portfolio of The Prudential Series Fund (formerly SP LSV International Value Portfolio); (iv) the Global Portfolio of The Prudential Series Fund; (v) the International Equity Portfolio of The Target Portfolio Trust; (vi) the Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds); and (vii) any other portfolio subadvised by LSV on behalf of PI or one of its affiliates pursuant to substantially the same investment strategy.

C. Effective on or about January 1, 2007, the information relating to Goldman Sachs Asset Management L.P. (GSAM) and the funds referenced below in the tables entitled “Subadvisors & Subadvisory Fee Rates” appearing in the section of the Statement of Additional Information entitled “Management & Advisory Arrangements—Subadvisers” and any accompanying footnotes are hereby deleted and replaced with the following information.

Fund Name	Subadvisor	Subadvisory Fee

Large Capitalization Growth Portfolio of The Target Portfolio Trust	GSAM

0.30% of combined average daily net assets up to $50 million; 0.28% of combined average daily net assets from $50 million to $200 million; and 0.25% of combined average daily net assets over $200 million*

Target Conservative Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Conservative Allocation Fund of Strategic Partners Asset Allocation Funds)	GSAM

0.30% of combined average daily net assets up to $50 million; 0.28% of combined average daily net assets from $50 million to $200 million; and 0.25% of combined average daily net assets over $200 million**

Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds)	GSAM

0.30% of combined average daily net assets up to $50 million; 0.28% of combined average daily net assets from $50 million to $200 million; and 0.25% of combined average daily net assets over $200 million***

Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds)	GSAM

0.30% of combined average daily net assets up to $50 million; 0.28% of combined average daily net assets from $50 million to $200 million; and 0.25% of combined average daily net assets over $200 million****

* For purposes of calculating the subadvisory fee payable to GSAM, the assets managed by GSAM in the Large Capitalization Growth Portfolio of The Target Portfolio Trust will be aggregated with the assets managed by GSAM in: (i) the Target Conservative Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Conservative Allocation Fund of Strategic Partners Asset Allocation Funds); (ii) the Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds); (iii) the Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds); and (iv) and any other portfolio subadvised by GSAM on behalf of PI or one of its affiliates pursuant to substantially the same investment strategy.

** For purposes of calculating the subadvisory fee payable to GSAM, the assets managed by GSAM in the Target Conservative Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Conservative Allocation Fund of Strategic Partners Asset Allocation Funds) will be aggregated with the assets managed by GSAM in: (i) Large Capitalization Growth Portfolio of The Target Portfolio Trust; (ii) the Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds); (iii) the Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds); and (iv) and any other portfolio subadvised by GSAM on behalf of PI or one of its affiliates pursuant to substantially the same investment strategy.

*** For purposes of calculating the subadvisory fee payable to GSAM, the assets managed by GSAM in the Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds) will be aggregated with the assets managed by GSAM in: (i) the Large Capitalization Growth Portfolio of The Target Portfolio Trust; (ii) the Target Conservative Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Conservative Allocation Fund of Strategic Partners Asset Allocation Funds); (iii) the Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds); and (iv) any other portfolio subadvised by GSAM on behalf of PI or one of its affiliates pursuant to substantially the same investment strategy.

**** For purposes of calculating the subadvisory fee payable to GSAM, the assets managed by GSAM in the Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds) will be aggregated with the assets managed by GSAM in: (i) the Large Capitalization Growth Portfolio of The Target Portfolio Trust; (ii) the Target Conservative Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Conservative Allocation Fund of Strategic Partners Asset Allocation Funds); (iii) the Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds); and (iv) and any other portfolio subadvised by GSAM on behalf of PI or one of its affiliates pursuant to substantially the same investment strategy.

D. Effective on or about January 1, 2007, the information relating to Vaughan Nelson Investment Management, L.P. (Vaughan Nelson) and the funds referenced below in the tables entitled “Subadvisors & Subadvisory Fee Rates” appearing in the section of the Statement of Additional Information entitled

“Management & Advisory Arrangements—Subadvisers” and any accompanying footnotes are hereby deleted and replaced with the following information.

Fund Name	Subadvisor	Subadvisory Fee

Small Capitalization Value Portfolio of The Target Portfolio Trust	Vaughan Nelson	0.40% of combined average daily net assets up to $250 million and 0.35% of combined average daily net assets over $250 million*

Target Conservative Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Conservative Allocation Fund of Strategic Partners Asset Allocation Funds)	Vaughan Nelson	0.40% of combined average daily net assets up to $250 million and 0.35% of combined average daily net assets over $250 million**

Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds)	Vaughan Nelson	0.40% of combined average daily net assets up to $250 million and 0.35% of combined average daily net assets over $250 million***

Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds)	Vaughan Nelson	0.40% of combined average daily net assets up to $250 million and 0.35% of combined average daily net assets over $250 million****

* For purposes of calculating the subadvisory fee payable to Vaughan Nelson, the assets managed by Vaughan Nelson in the Small Capitalization Value Portfolio of The Target Portfolio Trust will be aggregated with the assets managed by Vaughan Nelson in: (i) the Target Conservative Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Conservative Allocation Fund of Strategic Partners Asset Allocation Funds); (ii) the Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds); (iii) the Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds); and (iv) and any other portfolio subadvised by Vaughan Nelson on behalf of PI or one of its affiliates pursuant to substantially the same investment strategy.

** For purposes of calculating the subadvisory fee payable to Vaughan Nelson, the assets managed by Vaughan Nelson in the Target Conservative Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Conservative Allocation Fund of Strategic Partners Asset Allocation Funds) will be aggregated with the assets managed by Vaughan Nelson in: (i) Small Capitalization Value Portfolio of The Target Portfolio Trust; (ii) the Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds); (iii) the Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds); and (iv) and any other portfolio subadvised by Vaughan Nelson on behalf of PI or one of its affiliates pursuant to substantially the same investment strategy.

*** For purposes of calculating the subadvisory fee payable to Vaughan Nelson, the assets managed by Vaughan Nelson in the Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds) will be aggregated with the assets managed by Vaughan Nelson in: (i) the Small Capitalization Value Portfolio of The Target Portfolio Trust; (ii) the Target Conservative Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Conservative Allocation Fund of Strategic Partners Asset Allocation Funds); (iii) the Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds); and (iv) any other portfolio subadvised by Vaughan Nelson on behalf of PI or one of its affiliates pursuant to substantially the same investment strategy.

**** For purposes of calculating the subadvisory fee payable to Vaughan Nelson, the assets managed by Vaughan Nelson in the Target Growth Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Growth Allocation Fund of Strategic Partners Asset Allocation Funds) will be aggregated with the assets managed by Vaughan Nelson in: (i) the Small Capitalization Value Portfolio of The Target Portfolio Trust; (ii) the Target Conservative Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Conservative Allocation Fund of Strategic Partners Asset Allocation Funds); (iii) the Target Moderate Allocation Fund of Target Asset Allocation Funds (formerly the Strategic Partners Moderate Allocation Fund of Strategic Partners Asset Allocation Funds); and (iv) and any other portfolio subadvised by Vaughan Nelson on behalf of PI or one of its affiliates pursuant to substantially the same investment strategy.

LR00104